Recent Accounting Pronouncements and Significant Accounting Policies, Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dry-Docking Costs [Abstract]
Unamortized dry-docking costs	$ 1,098	$ 1,408
Loss / (gain) on vessels' sale	9,543	0	$ 0
Container Vessels [Member]
Dry-Docking Costs [Abstract]
Loss / (gain) on vessels' sale			66
Tanker Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs	544	$ 68	0
Loss / (gain) on vessels' sale	$ 562
Discontinued Operations [Member] | Container Vessels [Member]
Dry-Docking Costs [Abstract]
Amortization of dry-docking costs			$ 68